INVENTORY (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSET PURCHASE
Work in process	$ 0	$ 0
Raw materials	63,960	0
Finished goods	108,350	39,461
Inventory, net	$ 172,310	$ 39,461	$ 0